CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (ILS)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	0.65	0.65
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	5,183,525	3,882,945
Ordinary Shares, shares outstanding	5,123,630	3,819,051
Treasury shares, shares	59,895	63,895